Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Summary of Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2024	$398.6	$412.6	$811.2
Measurement period adjustments (1)	(3.9)	4.8	0.9

Balance as of June 30, 2024	$394.7	$417.4	$812.1

(1)
Measurement period adjustments for the acquisition of eOne reflect an increase to goodwill of $0.9 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of a net decrease to accounts receivable of $4.2 million, net increases to content related payables of $3.4 million, and other liabilities of $0.4 million, partially offset by a net increase to other assets of $3.7 million and decreases to accrued liabilities of $1.1 million and participations and residuals of $2.3 million.

Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2023 and 2022	$393.7	$401.9	$795.6
Acquisition of eOne (see Note 2)	1.0	4.8	5.8
Measurement period adjustments (1)	3.9	5.9	9.8

Balance as of March 31, 2024	$398.6	$412.6	$811.2

(1)
Measurement period adjustments for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

Summary of Intangible Assets
Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets consisted of the following:

	March 31, 2024			March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships	$23.9	$21.7	$2.2	$31.0	$10.0	$21.0
Trademarks and trade names	7.6	3.0	4.6	3.6	2.6	1.0
Other	31.0	12.1	18.9	23.9	19.0	4.9

	$62.5	$36.8	$25.7	$58.5	$31.6	$26.9

Amortization expense associated with the Company’s intangible assets for the years ended March 31, 2024, 2023 and 2022 was approximately $5.3 million, $5.7 million and $5.7 million, respectively. Amortization expense remaining relating to intangible assets for each of the years ending March 31, 2025 through 2029 is estimated to be approximately $4.2 million, $2.5 million, $2.2 million, $2.2 million, and $2.1 million, respectively.